                                     ANNUAL
                                     REPORT
                               February 28, 1997
                                 WARBURG PINCUS
                               CASH RESERVE FUND

                                 WARBURG PINCUS
                            NEW YORK TAX EXEMPT FUND


                                   [LOGO]


        A Prospectus containing more complete information, including charges and expenses, may be obtained by calling 800-WARBURG (800-927-2874) or by writing to Warburg Pincus Funds, P.O. Box
        9030, Boston, MA 02205-9030. Investors should read the Prospectus carefully before investing.

The views of the Funds' management are as of the date of the letters and portfolio holdings described in this annual report are as of February 28, 1997; these views and portfolio holdings may have changed subsequent to these dates. Nothing in this annual report is a recommendation to purchase or sell securities.

WARBURG PINCUS CASH RESERVE FUND
--------------------------------------------------------------------------------

Dear Shareholder:                                                 March 27, 1997

   During the 12 months ended February 28, 1997, short-term interest rates trended higher as favorable economic conditions began to fuel concerns of potential inflation. Strong business fundamentals, combined with a recent seven-year high in consumer confidence, were evident in the gross domestic product data, which consistently exceeded Federal Reserve projections for economic growth. Concerned and adamantly resolute regarding inflation, the Federal Reserve remained biased toward a tightening of monetary policy, but made no changes during the 12 months. Frequently, however, conflicting economic data increased the level of market volatility and pushed many investors into the safety of cash. Total taxable-money-market-fund assets rose to over $800 billion, according to IBC's Money Fund Report, up from about $700 billion a year ago.

   The annualized yield for Warburg Pincus Cash Reserve Fund for the seven-day period ended February 28, 1997 was 4.96%, up from 4.89% on February 29, 1996*. Net assets grew to $416.7 million, up from $383.6 million a year ago. The Fund's average weighted maturity on February 28, 1997, was 61 days, 11 days longer than last year, due to the more positively sloped yield curve recently and the incremental yield it afforded.

   The Fund will continue to emphasize the highest-quality securities in order to provide competitive returns without compromising safety and stability of principal. We appreciate your continued support and investment in the Fund.

Dale C. Christensen
President

------------
*From time to time, the Fund's investment adviser and co-administrators may waive some fees and/or reimburse some expenses, without which performance would be lower. Waivers and/or reimbursements are subject to change. All figures listed here represent past performance and do not guarantee future results. Although the Fund seeks to maintain a constant value of $1.00 per share, investments in Warburg Pincus Funds are neither insured nor guaranteed by the U.S. government and there can be no assurance that the Fund will be able to maintain a constant value of $1.00 per share.

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
--------------------------------------------------------------------------------
Dear Shareholder:                                                 March 27, 1997

   The tax-exempt money market continued, through the 12 months ended February 28, 1997, to see strong cash inflows. This had the effect of driving down yields on short-term municipal securities, with yields finishing the period at historically low levels.

   New York state benefits from its broad and diverse economic base and its substantial wealth and resources. While economic growth has been modest, the state's financial condition has been improving. Fiscal 1997 is projected to close with a significant surplus. This would be the fifth consecutive year since the depths of the recession that positive budget results have been achieved. We should not lose sight of the fact, however, that much of this year's surplus is due to increased revenue resulting from a banner year in a single sector of the state's economy, financial services. The state has yet to fully address its ongoing structural imbalance. The fiscal 1998 budget process promises to be contentious, as already-implemented and newly proposed tax cuts must be offset by expenditure cuts in politically sensitive social services. New York City continues to see slow but steady growth. While the City's tax coffers have also benefited from a successful year on Wall Street, substantial shortfalls need to be addressed in future budgets.

   During the past year, assets in Warburg Pincus New York Tax Exempt Fund ranged from a high of $151.9 million in March 1996 to a low of $91.5 million in October 1996. As of the fiscal year end, February 28, 1997, the Fund's net assets were $124.2 million. The Fund's 12-month total return was 2.92%, eight basis points above IBC's New York tax-exempt funds average.* As the available supply of New York municipal securities increased in mid-year, we kept the Fund's average weighted maturity in the 50 to 60 day range, although we shortened it to 27 days by fiscal year end as opportunities to extend the Fund's maturity became fewer and less attractive.

   The Fund seeks to provide investors with as high a level of current income that is exempt from federal, New York state and New York City personal income taxes as is consistent with preservation of capital and liquidity. We appreciate your continued support and investment in the Fund.

Dale C. Christensen
President

------------
*From time to time, the Fund's investment adviser and co-administrators may waive some fees and/or reimburse some expenses, without which performance would be lower. Waivers and/or reimbursements are subject to change. All figures listed here represent past performance and do not guarantee future results. Although the Fund seeks to maintain a constant value of $1.00 per share, investments in Warburg Pincus Funds are neither insured nor guaranteed by the U.S. government and there can be no assurance that the Fund will be able to maintain a constant value of $1.00 per share.

WARBURG PINCUS CASH RESERVE FUND
STATEMENT OF NET ASSETS
February 28, 1997

---------------------------------------------------------------------------------------------------------
                                                      RATINGS=
    PAR                                             (MOODY'S/S&P)     MATURITY     RATE%        VALUE
-----------                                         -------------     --------     -----     ------------
AGENCY OBLIGATIONS (2.5%)
$ 5,000,000   Federal Farm Credit Bank Note              NR           04/01/97     5.45      $  5,000,000
  2,500,000   Federal Farm Credit Bank Note              NR           05/01/97     5.34         2,500,000
  3,000,000   Federal Farm Credit Bank Note              NR           05/01/97     5.24         3,000,000
                                                                                             ------------
              TOTAL AGENCY OBLIGATIONS
               (Cost $10,500,000)                                                              10,500,000
                                                                                             ------------
BANKERS' ACCEPTANCES (5.5%)
Domestic Bankers' Acceptances
  2,000,000   Bank of America National Trust &
               Savings Association                   (P-1, A-1+)      03/12/97     5.54         1,996,614
  1,000,000   Bank of America National Trust &
               Savings Association                   (P-1, A-1+)      03/24/97     5.54           996,461
  1,700,000   Chase Manhattan Corp.                  (P-1, A-1)       03/11/97     5.45         1,697,426
  3,000,000   Chase Manhattan Corp.                  (P-1, A-1)       03/19/97     5.54         2,991,690
  2,000,000   Chase Manhattan Corp.                  (P-1, A-1)       04/28/97     5.30         1,982,922
    546,270   Citibank, N.A.                         (P-1, A-1+)      06/26/97     5.80           535,973
  1,500,000   CoreStates Bank, N.A.                  (P-1, A-1)       03/03/97     5.58         1,499,535
  2,000,000   CoreStates Bank, N.A.                  (P-1, A-1)       03/06/97     5.30         1,998,528
  1,800,000   CoreStates Bank, N.A.                  (P-1, A-1)       04/22/97     5.32         1,786,168
  1,000,000   First National Bank of Chicago         (P-1, A-1+)      03/17/97     5.45           997,578
  2,000,000   First Union National Bank of NC        (P-1, A-1)       03/07/97     5.46         1,998,180
  1,000,000   First Union National Bank of NC        (P-1, A-1)       03/12/97     5.32           998,374
  1,000,000   Mellon Bank N.A.                       (P-1, A-1)       04/25/97     5.35           991,825
  2,622,013   Suntrust Banks, Inc.                   (P-1, A-1+)      03/17/97     5.53         2,615,568
                                                                                             ------------
              TOTAL BANKERS' ACCEPTANCES
               (Cost $23,086,842)                                                              23,086,842
                                                                                             ------------
CERTIFICATES OF DEPOSIT (21.6%)
Domestic Certificates Of Deposit (7.2%)
  5,000,000   Bank of America Illinois               (P-1, A-1+)      04/22/97     5.48         5,000,000
  5,000,000   Chase Manhattan Corp.                  (P-1, A-1)       07/10/97     5.50         5,000,000
  5,000,000   Chase Manhattan Bank                   (P-1, A-1)       07/28/97     5.55         5,000,000
  5,000,000   Comerica Bank-Detroit                  (P-1, A-1)       08/13/97     5.77         4,998,778
  5,000,000   Wilmington Trust Co.                   (NR, A-1)        07/07/97     5.45         5,000,000
  5,000,000   Wilmington Trust Co.                   (NR, A-1)        07/21/97     5.53         5,000,000
                                                                                             ------------
                                                                                               29,998,778
                                                                                             ------------

                See Accompanying Notes to Financial Statements.
                                       3

WARBURG PINCUS CASH RESERVE FUND
STATEMENT OF NET ASSETS (CONT'D)
February 28, 1997

---------------------------------------------------------------------------------------------------------
                                                      RATINGS=
    PAR                                             (MOODY'S/S&P)     MATURITY     RATE%        VALUE
-----------                                         -------------     --------     -----     ------------
CERTIFICATES OF DEPOSIT (CONT'D)
Yankee Dollar Certificates Of Deposit (14.4%)
$ 5,000,000   Bank of Tokyo-Mitsubishi               (P-1, A-1)       04/30/97     5.58      $  5,000,000
  5,000,000   Bank of Tokyo-Mitsubishi               (P-1, A-1)       05/13/97     5.50         5,000,000
  5,000,000   Barclays Bank PLC                      (P-1, A-1+)      01/16/98     5.81         5,000,382
 10,000,000   Banque National de Paris               (P-1, A-1)       07/25/97     5.57        10,001,150
  5,000,000   Commonwealth Bank of Australia         (P-1, A-1+)      07/21/97     5.37         4,894,092
 10,000,000   Deutsche Bank                          (P-1, A-1+)      10/28/97     5.69        10,008,259
  5,000,000   Industrial Bank of Japan               (P-1, A-1)       03/19/97     5.34         5,000,025
  5,000,000   Industrial Bank of Japan               (P-1, A-1)       04/14/97     5.54         5,000,088
  5,000,000   Sumitomo Bank                          (P-1, A-1)       04/14/97     5.50         5,000,000
  5,000,000   Westdeutsche Landesbank Gironzentrale  (P-1, A-1+)      07/30/97     5.52         5,000,204
                                                                                             ------------
                                                                                               59,904,200
                                                                                             ------------
              TOTAL CERTIFICATES OF DEPOSIT
               (Cost $89,902,978)                                                              89,902,978
                                                                                             ------------
COMMERCIAL PAPER (57.8%)
Asset Backed Securities (9.3%)
  2,000,000   Beta Finance, Inc.                     (P-1, A-1+)      03/18/97     5.50         1,994,806
  5,000,000   Beta Finance, Inc.                     (P-1, A-1+)      04/03/97     5.40         4,975,250
  5,000,000   Beta Finance, Inc.                     (P-1, A-1+)      04/17/97     5.35         4,965,076
  2,000,000   Beta Finance, Inc.                     (P-1, A-1+)      05/07/97     5.30         1,980,272
  5,000,000   Corporate Receivables Corp.            (P-1, A-1)       05/13/97     5.32         4,946,061
  5,000,000   Sigma Finance, Inc.                    (P-1, A-1+)      03/24/97     5.48         4,982,494
  5,000,000   Sigma Finance, Inc.                    (P-1, A-1+)      03/25/97     5.45         4,981,833
  5,000,000   Sigma Finance, Inc.                    (P-1, A-1+)      03/25/97     5.48         4,981,733
  5,000,000   Sigma Finance, Inc.                    (P-1, A-1+)      06/04/97     5.28         4,930,333
                                                                                             ------------
                                                                                               38,737,858
                                                                                             ------------
Banks (5.9%)
  5,000,000   AMRO N.A. Finance, Inc.                (P-1, A-1+)      07/09/97     5.34         4,903,583
 10,000,000   Banc One Corp.                         (P-1, A-1+)      03/04/97     5.32         9,995,567
  5,000,000   Svenska Handelsbanken, Inc.            (P-1, A-1)       05/27/97     5.36         4,935,233
  5,000,000   Toronto Dominion Holdings (USA), Inc.  (P-1, A-1+)      05/02/97     5.32         4,954,189
                                                                                             ------------
                                                                                               24,788,572
                                                                                             ------------
Cigarettes (3.1%)
  5,000,000   American Brands, Inc.                  (P-1, A-1)       05/08/97     5.35         4,949,472
  8,000,000   American Brands, Inc.                  (P-1, A-1)       05/14/97     5.34         7,912,187
                                                                                             ------------
                                                                                               12,861,659
                                                                                             ------------
Conglomerates (1.2%)
  5,000,000   BTR Dunlop Finance, Inc. PLC           (P-1, A-1)       04/07/97     5.35         4,972,507
                                                                                             ------------

                See Accompanying Notes to Financial Statements.
                                       4

WARBURG PINCUS CASH RESERVE FUND
STATEMENT OF NET ASSETS (CONT'D)
February 28, 1997

---------------------------------------------------------------------------------------------------------
                                                      RATINGS=
    PAR                                             (MOODY'S/S&P)     MATURITY     RATE%        VALUE
-----------                                         -------------     --------     -----     ------------
COMMERCIAL PAPER (CONT'D)
Finance Lessors (2.6%)
$ 1,000,000   General Electric Capital Corp.         (P-1, A-1+)      04/08/97     5.33      $    994,374
  5,000,000   General Electric Capital Corp.         (P-1, A-1+)      05/13/97     5.35         4,945,757
  5,000,000   Pitney Bowes Credit Corp.              (P-1, A-1+)      03/17/97     5.51         4,987,756
                                                                                             ------------
                                                                                               10,927,887
                                                                                             ------------
Finance Services (1.2%)
  5,000,000   Dakota Certificates Program            (P-1, A-1+)      05/14/97     5.33         4,945,219
                                                                                             ------------
Grain Mills Products (0.9%)
  3,600,000   General Mills, Inc.                    (P-1, A-1)       03/06/97     5.30         3,597,350
                                                                                             ------------
Household Audio & Video Equipment (2.4%)
  5,000,000   Toshiba America, Inc.                  (P-1, A-1)       04/01/97     5.34         4,977,008
  5,000,000   Toshiba International Finance (UK)
               PLC                                   (P-1, A-1)       05/12/97     5.36         4,946,400
                                                                                             ------------
                                                                                                9,923,408
                                                                                             ------------
Motor Vehicles & Car Bodies (2.4%)
  5,000,000   Daimler-Benz North America Corp.       (P-1, A-1)       05/01/97     5.35         4,954,674
  5,000,000   Daimler-Benz North America Corp.       (P-1, A-1)       06/30/97     5.31         4,910,763
                                                                                             ------------
                                                                                                9,865,437
                                                                                             ------------
National Commercial Banks (2.4%)
  5,000,000   Morgan (J.P.) & Co., Inc.              (P-1, A-1+)      03/17/97     5.35         4,988,111
  5,000,000   Santander Finance (De), Inc.           (P-1, A-1+)      07/23/97     5.40         4,892,000
                                                                                             ------------
                                                                                                9,880,111
                                                                                             ------------
Personal Credit Institutions (4.1%)
  2,000,000   Associates Corp. of North America      (P-1, A-1+)      04/14/97     5.34         1,986,947
  5,000,000   BMW U.S. Capital Corp.                 (NR, A-1)        03/07/97     5.34         4,995,550
  2,000,000   Ford Motor Credit Corp.                (P-1, A-1)       03/17/97     5.48         1,995,129
  2,000,000   Ford Motor Credit Corp.                (P-1, A-1)       03/31/97     5.39         1,991,017
  1,000,000   Ford Motor Credit Corp.                (P-1, A-1)       04/09/97     5.33           994,225
  3,000,000   Ford Motor Credit Corp.                (P-1, A-1)       04/14/97     5.33         2,980,457
  2,000,000   Ford Motor Credit Corp.                (P-1, A-1)       04/15/97     5.33         1,986,675
                                                                                             ------------
                                                                                               16,930,000
                                                                                             ------------
Plastic Syth. Resin/Rubber (0.7%)
  3,000,000   Du Pont (E.I.) de Nemours & Co.        (P-1, A-1+)      03/14/97     5.56         2,993,977
                                                                                             ------------

                See Accompanying Notes to Financial Statements.
                                       5

WARBURG PINCUS CASH RESERVE FUND
STATEMENT OF NET ASSETS (CONT'D)
February 28, 1997

---------------------------------------------------------------------------------------------------------
                                                      RATINGS=
    PAR                                             (MOODY'S/S&P)     MATURITY     RATE%        VALUE
-----------                                         -------------     --------     -----     ------------
COMMERCIAL PAPER (CONT'D)
Security Brokers & Dealers (14.5%)
$ 5,000,000   Bear Stearns Companies, Inc.           (P-1, A-1)       03/27/97     5.35      $  4,980,681
  5,000,000   Goldman Sachs Group L.P.               (P-1, A-1+)      04/07/97     5.42         4,972,147
  5,000,000   Goldman Sachs Group L.P.               (P-1, A-1+)      04/21/97     5.35         4,962,104
  5,000,000   Goldman Sachs Group L.P.               (P-1, A-1+)      04/23/97     5.35         4,960,618
  3,000,000   Goldman Sachs Group L.P.               (P-1, A-1+)      05/15/97     5.30         2,966,875
  5,000,000   Merrill Lynch & Co.                    (P-1, A-1+)      03/24/97     5.57         4,982,207
  5,000,000   Merrill Lynch & Co.                    (P-1, A-1+)      04/02/97     5.45         4,975,778
  3,000,000   Merrill Lynch & Co.                    (P-1, A-1+)      04/09/97     5.37         2,982,548
  5,000,000   Merrill Lynch & Co.                    (P-1, A-1+)      08/14/97     5.30         4,877,806
  5,000,000   Morgan Stanley Group, Inc.             (P-1, A-1+)      05/14/97     5.31         4,945,425
  5,000,000   Nomura Holding America, Inc.           (P-1, A-1+)      05/12/97     5.37         4,946,300
 10,000,000   Nomura Holding America, Inc.           (P-1, A-1+)      03/13/97     5.35         9,982,167
                                                                                             ------------
                                                                                               60,534,656
                                                                                             ------------
Services -- Auto Rent & Lease (2.4%)
  5,000,000   PHH Corp.                              (P-1, A-1)       03/11/97     5.32         4,992,611
  5,000,000   PHH Corp.                              (P-1, A-1)       03/18/97     5.27         4,987,557
                                                                                             ------------
                                                                                                9,980,168
                                                                                             ------------
Services -- Equipment Rent & Lease (1.2%)
  5,000,000   International Lease and Finance Corp.  (P-1, A-1)       03/12/97     5.30         4,991,903
                                                                                             ------------
Short-Term Business Credit Institutions (2.4%)
  5,000,000   Corporate Asset Funding, Inc.          (P-1, A-1+)      04/09/97     5.33         4,971,129
  5,000,000   Transamerica Finance Corp.             (P-1, A-1)       04/09/97     5.34         4,971,075
                                                                                             ------------
                                                                                                9,942,204
                                                                                             ------------
Telephone Communications (1.1%)
  4,768,000   Bell Atlantic Financial Services,
               Inc.                                  (P-1, A-1)       03/24/97     5.26         4,751,977
                                                                                             ------------
              TOTAL COMMERCIAL PAPER
               (Cost $240,624,893)                                                            240,624,893
                                                                                             ------------
VARIABLE RATE OBLIGATIONS (8.4%)
Asset Backed Securities (1.2%)
  5,000,000   SMM Trust 1996-R+                      (P-1, A-1+)      03/17/97     5.43         5,000,000
                                                                                             ------------
Personal Credit Institutions (1.2%)
  5,000,000   Associates Corp. of North America+     (P-1, A-1+)      03/01/97     5.34         4,996,367
                                                                                             ------------

                See Accompanying Notes to Financial Statements.
                                       6

WARBURG PINCUS CASH RESERVE FUND
STATEMENT OF NET ASSETS (CONT'D)
February 28, 1997

---------------------------------------------------------------------------------------------------------
                                                      RATINGS=
    PAR                                             (MOODY'S/S&P)     MATURITY     RATE%        VALUE
-----------                                         -------------     --------     -----     ------------
VARIABLE RATE OBLIGATIONS (CONT'D)
Student Loan Marketing Association (6.0%)
$ 5,000,000   Student Loan Marketing Association
               Floating Rate Note                        NR           03/04/97     5.33      $  5,000,000
  5,000,000   Student Loan Marketing Association
               Floating Rate Note                        NR           03/04/97     5.46         5,000,006
 15,000,000   Student Loan Marketing Association
               Floating Rate Note                        NR           03/04/97     5.49        15,004,745
                                                                                             ------------
                                                                                               25,004,751
                                                                                             ------------
              TOTAL VARIABLE RATE OBLIGATIONS
               (Cost $35,001,118)                                                              35,001,118
                                                                                             ------------
REPURCHASE AGREEMENT (4.2%)
 17,500,000   Repurchase agreement with Morgan                                                 17,500,000
              Stanley & Co., dated 02/28/97 at 5.39% to be                                   ------------
              repurchased on 03/03/97 at
              $17,507,860. (Collateralized by
              $17,226,000 U.S. Treasury Note at
              6.75%, due 04/30/00. Market value of
              collateral is $17,850,443) (Cost
              $17,500,000)

TOTAL INVESTMENTS AT VALUE (100.0%) (Cost $416,615,831*)                                      416,615,831
OTHER ASSETS IN EXCESS OF LIABILITIES (0.0%)                                                      119,399
                                                                                             ------------
NET ASSETS (100.0%) (applicable to 416,738,104 shares)                                       $416,735,230
                                                                                             ------------
                                                                                             ------------
NET ASSETS VALUE, offering and redemption price per share ($416,735,230[div]416,738,104)            $1.00
                                                                                             ------------
                                                                                             ------------
                                                        INVESTMENT ABBREVIATIONS
                                             NR = Not Rated


--------------------------------------------------------------------------------
 = Credit ratings given by Moody's Investors Service, Inc. and Standard & Poor's
   Ratings Group are unaudited.
 + The  interest rate shown is the rate as of February 28, 1997 and the maturity date is the next interest readjustment date.
 * Also cost for Federal income tax purposes.

                See Accompanying Notes to Financial Statements.
                                       7

WARBURG PINCUS CASH RESERVE FUND
MATURITY SCHEDULE OF PORTFOLIO
February 28, 1997 (Unaudited)

--------------------------------------------------------------------------------
                                          PERCENTAGE OF PORTFOLIO
MATURITY SCHEDULE                      -----------------------------
     (DAYS)            PAR AMOUNT                       (CUMULATIVE)
-----------------     ------------
          1-7         $ 71,600,000          17.1%            17.1%
         8-14           27,700,000           6.6             23.7
        15-30           66,390,013          15.9             39.6
        31-60           88,800,000          21.2             60.8
        61-90           78,500,000          18.8             79.6
       91-120            5,546,270           1.3             80.9
      121-150           50,000,000          11.9             92.8
     Over 150           30,000,000           7.2            100.0
                      ------------         -----
                      $418,536,283         100.0%
                      ------------         -----
                      ------------         -----

                      Average Weighted Maturity -- 61 days

                See Accompanying Notes to Financial Statements.
                                       8

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
STATEMENT OF NET ASSETS
February 28, 1997

----------------------------------------------------------------------------------------------------------
                                                       RATINGS=
   PAR                                              (MOODY'S/S&P)      MATURITY     RATE%        VALUE
----------                                          --------------     --------     -----     ------------
NEW YORK (96.8%)
$1,500,000   Brewster Central School District
              BANS                                   (NR, NR)          06/26/97     4.38      $  1,502,224
   700,000   Erie County New York Water              (VMIG-1,
              Authority Series B VRDN+               A-1+)             03/07/97     3.15           700,000
 1,000,000   Erie County Revenue Anticipation
              Notes (Union Bank of Switzerland
              LOC) RANS                              (MIG)             04/17/97     4.25         1,000,753
 3,000,000   Hempstead New York USFD Series 1996     (VMIG-1,
              TANS                                   A-1+)             06/30/97     4.13         3,002,150
   700,000   Metropolitan Transportation
              Authority Commuter Facility Series
              1991 (Multiple Credit Enhancer
              LOC) VRDN+                             (VMIG-1, A-1)     03/07/97     3.20           700,000
 1,000,000   Monroe County Industrial
              Development Agency Electronic
              Navigational Industries Inc.
              Series 1984 RB                         (NR, Aa1)         07/01/97     3.85         1,000,000
 1,000,000   Monroe County New York Industrial
              Development Agency (AJL
              Manufacturing, Inc. Facility)
              (Marine Midland LOC) VRDN+             (NR, A-1)         03/07/97     3.40         1,000,000
   600,000   New York City General Obligation
              Bonds (Bayerische Landerbank LOC)      (VMIG-1,
              VRDN+                                  A-1+)             03/07/97     3.25           600,000
   500,000   New York City General Obligation
              Bonds Series B10 (Union Bank of        (VMIG-1,
              Switzerland LOC) VRDN+                 A-1+)             03/07/97     3.20           500,000
 2,900,000   New York City General Obligation
              Bonds Tax-Exempt Adjustable Rate
              Bonds (Chase Manhattan LOC) VRDN+      (VMIG-1, A-1)     03/01/97     3.45         2,900,000
   500,000   New York City General Obligation        (VMIG-1,
              Bonds (Mitsubishi Bank LOC) VRDN+      A-1+)             03/07/97     3.20           500,000
 2,000,000   New York City General Obligation
              Bonds 1996 Series J-2 (Commerzbank     (VMIG-1,
              LOC) VRDN+                             A-1+)             05/14/97     3.40         2,000,000
 2,000,000   New York City General Obligation
              Series B (Chase Manhattan LOC)
              TECP                                   (VMIG-1, A-1)     05/12/97     3.35         2,000,000
 3,100,000   New York City General Obligation
              Series B-9 1995 (Chase Manhattan       (VMIG-1,
              LOC) TECP                              A-1+)             05/20/97     3.50         3,100,000
 5,000,000   New York City General Obligation
              (Morgan Guaranty LOC) VRDN+            (MIG-1, A-1+)     03/01/97     3.55         5,000,000
 3,800,000   New York City General Obligation        (VMIG-1,
              1994 H-3 (State Street LOC)            A-1+)             05/16/97     3.50         3,800,000
 2,400,000   New York City General Obligation        (VMIG-1,
              1994 H-3 (State Street LOC)            A-1+)             05/23/97     3.50         2,400,000
 1,400,000   New York City General Obligation
              Daily Series A-4 (Chemical Bank
              LOC) VRDN+                             (VMIG-1, A-1)     03/01/97     3.45         1,400,000
 5,100,000   New York City Housing Development
              Authority (York Ave Project)
              (Chase Manhattan LOC) VRDN+            (NR, A-1)         03/07/97     3.30         5,100,000
 1,000,000   New York City Housing Development
              Corp. Multi Family Mortgage
              (Columbus Gardens Project)             (VMIG-1,
              (Citibank LOC)RB                       A-1+)             03/07/97     3.20         1,000,000
 1,800,000   New York City Housing Development
              Corp.(E. 96th St. Project) (LOC
              Mitsubishi Bank) VRDN+                 (VMIG-1, NR)      03/07/97     3.30         1,800,000
 2,650,000   New York City Housing Development
              Corp. (Parkgate Tower) (Citibank       (VMIG-1,
              LOC) VRDN+                             A-1+)             03/07/97     3.25         2,650,000
 3,500,000   New York City Industrial
              Development Agency (La Guardia
              Project) Series 1985 (Indosuez
              LOC) VRDN+                             (NR, A-1)         03/07/97     3.40         3,500,000

                See Accompanying Notes to Financial Statements.
                                       9

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
STATEMENT OF NET ASSETS (CONT'D)
February 28, 1997

---------------------------------------------------------------------------------------------------------
                                                       RATINGS=
   PAR                                              (MOODY'S/S&P)      MATURITY     RATE%        VALUE
----------                                          --------------     --------     -----     ------------
NEW YORK (CONT'D)
$1,000,000   New York City Industrial
              Development Agency (Columbia
              Grammar and Preparatory School
              Civic Facility) 1994 (Chemical
              Bank LOC) VRDN+                        (NR, A-1)         03/07/97     3.20      $  1,000,000
 1,600,000   New York City Industrial
              Development Agency Field Hotel
              Association (John Fitzgerald
              Kennedy Project) Series 1985
              (Banque Indosuez LOC) VRDN+            (VMIG-1, A-1)     03/07/97     3.40         1,600,000
   400,000   New York City Industrial
              Development Agency (Nippon Cargo
              Airlines Company) (Ind. Bank of
              Japan LOC) VRDN+                       (NR, A-1)         03/01/97     3.85           400,000
 2,000,000   New York City Municipal Water
              (Canadian Imperial Bank LOC) TECP      (P-1, A-1+)       03/13/97     3.35         2,000,000
 1,447,000   New York City Trust For Cultural
              Resources (Carnegie Hall)
              (Dai-Ichi Kangyo LOC) VRDN+            (VMIG-1, A-1)     03/07/97     3.15         1,447,000
 1,000,000   New York City Trust For Cultural
              Resources Museum of Broadcasting
              Series 1989 (Sumitomo Bank LOC)
              VRDN+                                  (VMIG-1, A-1)     03/07/97     3.20         1,000,000
 5,800,000   New York State Dormitory Authority
              (Beverwyck Inc.) (Banque Paribas
              LOC) VRDN+                             (VMIG-1, A-2)     03/07/97     3.40         5,800,000
 6,600,000   New York State Energy Research &
              Development Pollution Control
              Refunding Revenue Bonds (New York
              State Electric & Gas Corp. Proj.)
              (Union Bank of Switzerland LOC)        (VMIG-1,
              VRDN+                                  A-1+)             03/01/97     3.45         6,600,000
 1,400,000   New York State Energy Research &
              Development Authority Pollution
              Control Revenue Refunding Bonds
              (Niagara Mohawk) Series 1985B
              (Toronto Dominion LOC) VRDN+           (NR, NR)          03/01/97     3.50         1,400,000
 6,600,000   New York State Energy Research &
              Development Authority Pollution
              Control Revenue Refunding Bonds
              (Rochester Gas & Electric) Series
              1984 (Bank of New York LOC) VRDN+      (P-1, NR)         03/03/97     3.40         6,600,000
   100,000   New York State Energy Research &
              Development Authority Pollution
              Control Revenue Refunding Bonds
              Series 1985A (Niagara Mohawk)
              (Toronto Dominion) VRDN+               (NR, A-1+)        03/01/97     3.55           100,000
 1,600,000   New York State Energy Research &
              Development Authority Pollution
              Control Revenue Refunding Bonds
              Series 1986B (Niagara
              Mohawk)(Toronto Dominion LOC)
              VRDN+                                  (P-1)             03/01/97     3.55         1,600,000
 2,000,000   New York State Energy Research and
              Development Authority Electric
              Facilities Revenue Bonds 1995
              Series A (Long Island Lighting
              Company Project) (Union Bank of        (VMIG-1,
              Switzerland LOC) VRDN+                 A-1+)             03/07/97     3.30         2,000,000
 2,200,000   New York State Energy Research and
              Development Authority Long Island
              Lighting Company (Toronto Dominion     (VMIG-1,
              LOC) VRDN+                             A-1+)             03/07/97     3.30         2,200,000
 2,000,000   New York State Energy Research and
              Development Authority Pollution
              Control Refunding Revenue Bonds
              (New York State Electric & Gas
              Corp. Proj.) Series 1985 A (Morgan
              Guaranty LOC) VRDN+                    (P-1, A-1+)       03/15/97     3.30         2,000,000

                See Accompanying Notes to Financial Statements.
                                       10

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
STATEMENT OF NET ASSETS (CONT'D)
February 28, 1997

----------------------------------------------------------------------------------------------------------
                                                       RATINGS=
   PAR                                              (MOODY'S/S&P)      MATURITY     RATE%        VALUE
----------                                          --------------     --------     -----     ------------
NEW YORK (CONT'D)
$2,500,000   New York State Energy Research and
              Development Authority Pollution
              Control Revenue Bonds (Deutsche
              Bank LOC) VRDN+                        (VMIG-1, NR)      03/01/97     3.25      $  2,500,000
 2,000,000   New York State Housing Finance
              Agency East 84th Street Housing
              Revenue Bonds 1995 Series A (Fleet
              Bank LOC) VRDN+                        (VMIG-1, NR)      03/07/97     3.30         2,000,000
 1,500,000   New York State Housing Finance
              Agency Housing Revenue Bonds (Mt.
              Sinai School of Medicine) Series
              1984A (Golden State Sanwa LOC)
              VRDN+                                  (VMIG-1, NR)      03/07/97     3.30         1,500,000
 3,800,000   New York State Housing Finance
              Agency Housing Revenue Bonds
              (Normandie Court) Series 1991A
              (Societe General LOC) VRDN+            (VMIG-1, NR)      03/07/97     3.20         3,800,000
 1,200,000   New York State Housing Finance
              Agency Multi-Family Housing
              (Pleasant Creek Assoc.) 1988
              Series A (AMBAC Insurance) VRDN+       (VMIG-1, NR)      03/07/97     3.20         1,200,000
 1,300,000   New York State Housing Finance
              Agency Union Square South Housing
              Revenue Bonds 1996 Series A VRDN+      (VMIG-1, NR)      03/07/97     3.20         1,300,000
   215,000   New York State Job Development
              Authority State Guaranteed
              Variable Rate Special Purpose
              Bonds Series 1984C (Sumitomo Bank      (VMIG-1,
              LOC) VRDN+                             A-1+)             03/03/97     3.70           215,000
   100,000   New York State Job Development
              Authority State Guaranteed
              Variable Rate Special Purpose
              Bonds Series 1984F (Sumitomo Bank      (VMIG-1,
              LOC) VRDN+                             A-1+)             03/03/97     3.70           100,000
   565,000   New York State Job Development
              Authority State Guaranteed
              Variable Rate Special Purpose
              Bonds Series 1984G (Sumitomo Bank      (VMIG-1,
              LOC) VRDN+                             A-1+)             03/03/97     3.70           565,000
   740,000   New York State Job Development
              Authority State Guaranteed
              Variable Rate Special Purpose
              Bonds Series 1984H (Sumitomo Bank      (VMIG-1,
              LOC) VRDN+                             A-1+)             03/03/97     3.70           740,000
 3,200,000   New York State Local Government
              Assistance Corporation Variable
              Rate Revenue Bonds Series 1995F        (VMIG-1,
              (Toronto Dominion LOC) VRDN+           A-1+)             03/07/97     3.20         3,200,000
 1,300,000   New York State Medical Care
              Facilities Finance Agency (Lenox
              Hill Hospital Project) 1990 Series
              A (Chemical Bank LOC) VRDN+            (VMIG-1, NR)      03/07/97     3.25         1,300,000
 2,000,000   New York State Power Authority
              (Citibank LOC) TECP                    (P-1, A-1)        05/15/97     3.40         2,000,000
   600,000   New York State Research &
              Development Authority Pollution
              Control Refunding Revenue Bonds
              (Orange & Rockland Utilities, Inc.     (VMIG-1,
              Project) (AMBAC Insurance) VRDN+       A-1+)             03/07/97     3.15           600,000
   300,000   North Hempstead New York Solid
              Waste Management Authority Series
              A 1993 (National Westminster LOC)
              VRDN+                                  (VMIG-1, NR)      03/07/97     3.30           300,000
 2,000,000   Sachem Central School District At
              Holbrook Suffolk County, New York
              TAN 1996-97                            (MIG, NR)         06/26/97     4.13         2,001,852
 3,000,000   Smithtown Central School District
              Suffolk County TANS                    (NR, NR)          06/26/97     4.50         3,006,010

                See Accompanying Notes to Financial Statements.
                                       11

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
STATEMENT OF NET ASSETS (CONT'D)
February 28, 1997

----------------------------------------------------------------------------------------------------------
                                                       RATINGS=
   PAR                                              (MOODY'S/S&P)      MATURITY     RATE%        VALUE
----------                                          --------------     --------     -----     ------------
NEW YORK (CONT'D)
$2,000,000   State of New York Power Authority
              Adjustable Tender Notes                (VMIG-1, A-1)     03/01/97     3.70      $  2,000,000
   570,000   State of New York Power Authority
              Adjustable Tender Notes                (VMIG-1, A-1)     03/01/97     3.70           570,000
 3,600,000   Suffolk County Industrial
              Development Authority (Nissequogue
              Cogen) Series 1993 (Toronto            (VMIG-1,
              Dominion LOC) VRDN+                    A-1+)             03/07/97     3.35         3,600,000
 2,864,500   Tompkins County New York BANS           (NR, NR)          06/19/97     4.25         2,867,902
 1,800,000   Town of Babylon Industrial
              Development Agency (J. D'addario &
              Company, Inc. Proj.) Series 1994
              (National Westminster LOC) VRDN+       (VMIG-1, NR)      03/07/97     3.35         1,800,000
   100,000   Town of Montgomery Industrial
              Development Agency Authority
              (Service Merchandise Co., Inc.)
              (Canadian Imperial Bank LOC) VRDN+     (NR, A-1+)        03/17/97     3.55           100,000
                                                                                              ------------
             TOTAL NEW YORK (cost $120,167,891)                                                120,167,891
                                                                                              ------------
PUERTO RICO (2.8%)
   300,000   Government Development Bank For
              Puerto Rico Adjustable Refunding
              Bonds Series 1985 (Credit Suisse       (VMIG-1,
              LOC) VRDN+                             A-1+)             03/07/97     2.95           300,000
 3,000,000   Government Development Bank For
              Puerto Rico TECP                       (NR, A-1+)        03/13/97     3.35         3,000,000
   200,000   Puerto Rico Highway and
              Transportation Authority Highway
              Revenue and Revenue Refunding
              Bonds Series 1993 W and X
              Additional Loc: Swiss Bank Corp.,
              NY and Landesbank Hessen-Thuringen     (VMIG-1,
              (Swiss Bank LOC) VRDN+                 A-1+)             03/07/97     2.95           200,000
                                                                                              ------------
             TOTAL PUERTO RICO (cost $3,500,000)                                                 3,500,000
                                                                                              ------------

                See Accompanying Notes to Financial Statements.
                                       12

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
STATEMENT OF NET ASSETS (CONT'D)
February 28, 1997

--------------------------------------------------------------------------------
                                                                                                  VALUE
                                                                                               ------------
TOTAL INVESTMENTS AT VALUE (99.6%) (Cost $123,667,891*)                                        $123,667,891
OTHER ASSETS IN EXCESS OF LIABILITIES (0.4%)                                                        522,935
                                                                                               ------------
NET ASSETS (100.0%) (applicable to 124,203,945 shares)                                         $124,190,826
                                                                                               ------------
                                                                                               ------------
NET ASSET VALUE, offering and redemption price per share
      ($124,190,826[div]124,203,945)                                                                  $1.00
                                                                                               ------------
                                                                                               ------------

                   INVESTMENT ABBREVIATIONS
BANS      =     Bond Anticipation Notes
FGIC      =     Financial Guaranty Insurance Company
LOC       =     Letter of Credit
MB        =     Municipal Bonds
MBIA      =     Municipal Bond Insurance Association
NR        =     Not Rated
RANS      =     Revenue Anticipation Notes
RB        =     Revenue Bond
TANS      =     Tax Anticipation Notes
TECP      =     Tax Exempt Commercial Paper
VRDN      =     Variable Rate Demand Notes

--------------------------------------------------------------------------------
 = Credit ratings given by Moody's Investors Service, Inc. and Standard & Poor's Ratings Group are unaudited.
 `D' The interest rate shown is the rate as of February 28, 1997 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owed can be recovered through demand.
 *   Also represents cost for Federal income tax purposes.

                See Accompanying Notes to Financial Statements.
                                       13

WARBURG PINCUS NEW YORK TAX EXEMPT
MATURITY SCHEDULE OF PORTFOLIO
February 28, 1997 (Unaudited)

--------------------------------------------------------------------------------
                                          PERCENTAGE OF PORTFOLIO
                                       -----------------------------
MATURITY SCHEDULE      PAR AMOUNT                       (CUMULATIVE)
-----------------     ------------
      1- 7 days       $ 86,887,000          70.3%            70.3%
     8- 14 days          5,000,000           4.0             74.3
    15- 30 days          2,100,000           1.7             76.0
    31- 60 days          1,000,000           0.8             76.8
    61- 90 days         15,300,000          12.4             89.2
    91-120 days          9,364,500           7.6             96.8
   121-150 days          4,000,000           3.2            100.0
                      ------------           ---
                      $123,651,500         100.0%
                      ------------           ---
                      ------------           ---

                Average Weighted Maturity -- 27 days

                See Accompanying Notes to Financial Statements.
                                       14

WARBURG PINCUS FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended February 28, 1997

-------------------------------------------------------------------------------------------------
                                                                WARBURG PINCUS     WARBURG PINCUS
                                                                 CASH RESERVE       NEW YORK TAX
                                                                     FUND           EXEMPT FUND
                                                                --------------     --------------
INTEREST INCOME:                                                 $ 23,929,079        $3,938,687
                                                                --------------     --------------
EXPENSES:
   Investment advisory                                              1,092,344           287,156
   Sub-investment advisory and administration                       1,092,344           287,156
   Administrative services                                            436,938           114,862
   Audit                                                               26,916            26,675
   Custodian                                                           86,557            23,235
   Directors'                                                          20,000            20,000
   Insurance                                                           12,428             4,240
   Legal                                                               27,652            22,065
   Printing                                                            15,911             2,367
   Registration                                                        55,945            12,947
   Transfer agent                                                     112,909             7,010
   Miscellaneous                                                       14,283            14,484
                                                                --------------     --------------
                                                                    2,994,227           822,197
   Less: fees waived and expenses reimbursed                         (591,070)         (190,450)
                                                                --------------     --------------
       Total expenses                                               2,403,157           631,747
                                                                --------------     --------------
           Net investment income                                   21,525,922         3,306,940
                                                                --------------     --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS:

   Net realized loss from security transactions                        (2,226)                0
                                                                --------------     --------------
           Net increase in net assets resulting from
             operations                                          $ 21,523,696        $3,306,940
                                                                --------------     --------------
                                                                --------------     --------------

                See Accompanying Notes to Financial Statements.
                                       15

WARBURG PINCUS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

---------------------------------------------------------------------------------------------------------------
                                             WARBURG PINCUS                          WARBURG PINCUS
                                              CASH RESERVE                            NEW YORK TAX
                                                  FUND                                EXEMPT FUND
                                   -------------------------------------   -------------------------------------
                                   FOR THE YEAR ENDED FEBRUARY 28 OR 29,   FOR THE YEAR ENDED FEBRUARY 28 OR 29,
                                   -------------------------------------   -------------------------------------
                                        1997                1996                1997                1996
                                   --------------      --------------      --------------      --------------
FROM OPERATIONS:

   Net investment income           $   21,525,922      $   16,771,726       $  3,306,940        $  2,899,499

   Net realized gain (loss) from
     security transactions                 (2,226)               (507)                 0                 645
                                   --------------      --------------      --------------      --------------
       Net increase in net
         assets resulting from
         operations                    21,523,696          16,771,219          3,306,940           2,900,144
                                   --------------      --------------      --------------      --------------

FROM DISTRIBUTIONS:

   Dividends from net investment
     income:
       Common shares                  (21,525,922)        (16,771,726)        (3,306,940)         (2,810,063)
       Series 2 shares                          0                   0                  0             (89,436)
                                   --------------      --------------      --------------      --------------
   Net decrease in net assets
     from distributions               (21,525,922)        (16,771,726)        (3,306,940)         (2,899,499)
                                   --------------      --------------      --------------      --------------
FROM CAPITAL SHARE TRANSACTIONS
 (AT $1 PER SHARE):
   Proceeds from sale of shares     2,207,941,180       1,883,249,803        375,730,772         314,824,220
   Reinvested dividends                14,490,731          10,583,684          1,179,911           1,142,300
   Net asset value of shares
     redeemed                      (2,189,302,165)     (1,913,436,052)      (349,303,606)       (307,102,780)
                                   --------------      --------------      --------------      --------------
       Net increase (decrease)
         in net assets from
         capital share
         transactions                  33,129,746         (19,602,565)        27,607,077           8,863,740
                                   --------------      --------------      --------------      --------------
       Net increase (decrease)
         in net assets                 33,127,520         (19,603,072)        27,607,077           8,864,385

NET ASSETS:
   Beginning of year                  383,607,710         403,210,782         96,583,749          87,719,364
                                   --------------      --------------      --------------      --------------
   End of year                     $  416,735,230      $  383,607,710       $124,190,826        $ 96,583,749
                                   --------------      --------------      --------------      --------------
                                   --------------      --------------      --------------      --------------

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS CASH RESERVE FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Year)

-----------------------------------------------------------------------------------------------------
                                                       FOR THE YEAR ENDED FEBRUARY 28 OR 29,
                                               ------------------------------------------------------
                                                1997        1996        1995        1994        1993
                                               ------      ------      ------      ------      ------
NET ASSET VALUE, BEGINNING OF YEAR             $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                               ------      ------      ------      ------      ------
   Income from Investment Operations:
   Net Investment Income                        .0492       .0543       .0426       .0273       .0322
   Less Distributions:
   Dividends from net investment income        (.0492)     (.0543)     (.0426)     (.0273)     (.0322)
                                               ------      ------      ------      ------      ------
NET ASSET VALUE, END OF YEAR                   $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                               ------      ------      ------      ------      ------
                                               ------      ------      ------      ------      ------
Total Return                                     5.03%       5.57%       4.35%       2.76%       3.27%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Year (000s)                 416,735     $383,607    $403,211    $277,557    $287,723

Ratios to average daily net assets:
   Operating expenses                             .55%        .55%        .55%        .54%        .50%
   Net investment income                         4.93%       5.43%       4.41%       2.73%       3.22%
   Decrease reflected in above operating
     expense ratios due to
     waivers/reimbursements                       .14%        .16%        .19%        .13%        .17%

--------------------------------------------------------------------------------

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Year)

-------------------------------------------------------------------------------------------------------
                                                         FOR THE YEAR ENDED FEBRUARY 28 OR 29,
                                                -------------------------------------------------------
                                                 1997        1996        1995        1994        1993
                                                -------     -------     -------     -------     -------
NET ASSET VALUE, BEGINNING OF YEAR              $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                -------     -------     -------     -------     -------
   Income from Investment Operations:

   Net Investment Income                          .0288       .0326       .0246       .0175       .0224

   Less Distributions:

   Dividends from net investment income          (.0288)     (.0326)     (.0246)     (.0175)     (.0224)
                                                -------     -------     -------     -------     -------
NET ASSET VALUE, END OF YEAR                    $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                -------     -------     -------     -------     -------
                                                -------     -------     -------     -------     -------

Total Return                                       2.92%       3.31%       2.48%       1.77%       2.26%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Year (000s)                  $124,191    $96,584     $77,111     $65,984     $76,995

Ratios to average daily net assets:
    Operating expenses                              .55%        .55%        .55%        .54%        .50%
    Net investment income                          2.88%       3.24%       2.46%       1.75%       2.23%
    Decrease reflected in above operating
    expense ratios due to
    waivers/reimbursements                          .17%        .27%        .27%        .19%        .28%

--------------------------------------------------------------------------------

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 1997
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

   The Warburg Pincus Cash Reserve Fund (the 'Cash Reserve Fund') and the Warburg Pincus New York Tax Exempt Fund (the 'New York Tax Exempt Fund') are registered under the Investment Company Act of 1940, as amended (the '1940
Act'), as diversified and non-diversified, open-end management investment companies, respectively.

   Investment objectives for each Fund are as follows: the Cash Reserve Fund is designed to provide investors with high current income consistent with liquidity and stability of principal; the New York Tax Exempt Fund is designed to provide investors with as high a level of current income that is exempt from Federal, New York State, and New York City personal income taxes as is consistent with preservation of capital and liquidity.

   Certain New York State and New York City municipal obligations in the New York Tax Exempt Fund may be obligations of issues which rely in whole or in part on New York state or New York City revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in New York or of changes in New York regulations on these obligations must be considered.

   The net asset value of each Fund is determined as of noon and the close of regular trading on the New York Stock Exchange on each day, except on days when the Exchange is closed. Each Fund's investments are valued under the amortized cost method which approximates current market value. Under this method, investments are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the investment.

   Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   Dividends from net investment income are declared daily and paid monthly. Distributions of net capital gains, if any, are declared and paid annually, although the Cash Reserve Fund may declare and pay short-term capital gains, if any, periodically as the Board of Directors determines. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

   No provision is made for Federal taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
February 28, 1997
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES (CONT'D) investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

   Each Fund may enter into repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund acquires an underlying security subject to an obligation of the seller to repurchase. The value of the underlying security collateral will be maintained at an amount at least equal to the total amount of the purchase obligation, including interest. The collateral is in the Fund's possession through its custodian.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   The Cash Reserve Fund and the New York Tax Exempt Fund have, effective March 1, 1997, each changed their fiscal and tax year-ends from February 28th to December 31st, which was approved by the Funds' board of directors on January 15, 1997.

   The Funds have an arrangement with their transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the transfer agent expense. For the year ended February 28, 1997, each Fund received credits or reimbursements as follows:

                  FUND                              AMOUNT
-----------------------------------------    ---------------------
Cash Reserve                                        $16,144
New York Tax Exempt                                   4,545

2. INVESTMENT ADVISER AND SUB-ADVISER, CO-ADMINISTRATORS AND DISTRIBUTOR

   Warburg, Pincus Counsellors, Inc. ('Warburg'), a wholly owned subsidiary of Warburg, Pincus Counsellors G.P. ('Counsellors G.P.'), serves as each Fund's investment adviser. For its investment advisory services, Warburg receives a fee calculated at an annual rate of .25% of each Fund's average daily net assets. For the year ended February 28, 1997, investment advisory fees and waivers were as follows:

                                     GROSS                                 NET
           FUND                   ADVISORY FEE         WAIVER          ADVISORY FEE
---------------------------    ------------------     ---------     ------------------
Cash Reserve                       $1,092,344         $(229,970)         $862,374
New York Tax Exempt                   287,156           (74,362)          212,794

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
February 28, 1997
--------------------------------------------------------------------------------

   PNC Institutional Management Corporation ('PIMC'), a wholly owned subsidiary of PNC Bank, N.A., serves as each Fund's sub-investment adviser and administrator. For its sub-investment advisory and administrative services, PIMC receives a fee calculated at an annual rate of .25% of each Fund's average daily net assets. For the year ended February 28, 1997, sub-investment advisory and administration fees and waivers were as follows:

                               GROSS SUB-ADVISORY                    NET SUB-ADVISORY
                                      AND                                  AND
           FUND                ADMINISTRATION FEE      WAIVER       ADMINISTRATION FEE
---------------------------    ------------------     ---------     ------------------
Cash Reserve                       $1,092,344         $(344,956)         $747,388
New York Tax Exempt                   287,156          (111,543)          175,613

   Counsellors Funds Service, Inc. ('CFSI'), a wholly owned subsidiary of Warburg, serves as each Fund's co-administrator. For its administrative services, CFSI currently receives a fee calculated at an annual rate of .10% of each Fund's average daily net assets. For the year ended February 28, 1997, administrative services fees earned by CFSI were as follows:

                  FUND                       CO-ADMINISTRATION FEE
-----------------------------------------    ---------------------
Cash Reserve                                       $ 436,938
New York Tax Exempt                                  114,862

   Counsellors Securities Inc. ('CSI'), also a wholly owned subsidiary of Warburg, serves as each Fund's distributor. No compensation is payable by the Funds to CSI for distribution services.

3. CAPITAL SHARE TRANSACTIONS
   Each Fund is authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share, of which one billion shares of New York Tax Exempt Fund were designated as Series 2 Shares. Series 2 Shares ceased being offered on June 9, 1995.

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
February 28, 1997
--------------------------------------------------------------------------------

3. CAPITAL SHARE TRANSACTIONS (CONT'D)

   Transactions in shares of each Fund were as follows:

                                                                         NEW YORK TAX            NEW YORK TAX
                                       CASH RESERVE FUND                  EXEMPT FUND            EXEMPT FUND
                                -------------------------------   ---------------------------   --------------
                                                                                                   SERIES 2
                                         COMMON SHARES                   COMMON SHARES              SHARES
                                      FOR THE YEAR ENDED              FOR THE YEAR ENDED        FOR THE PERIOD
                                      FEBRUARY 28 OR 29,              FEBRUARY 28 OR 29,        MARCH 1, 1995
                                -------------------------------   ---------------------------    THROUGH JUNE
                                     1997             1996            1997           1996          8, 1995
                                --------------   --------------   ------------   ------------   --------------
Shares sold                      2,207,941,180    1,883,249,027    375,730,772    300,237,798      14,586,422
Shares issued to shareholders
 on
 reinvestment of dividends          14,490,731       10,583,684      1,179,911      1,048,655          93,645
Shares redeemed                 (2,189,302,165)  (1,913,436,052)  (349,303,606)  (281,813,622)    (25,289,158)
                                --------------   --------------   ------------   ------------   --------------
Net increase (decrease) in
 shares                             33,129,746      (19,603,341)    27,607,077     19,472,831     (10,609,091)
                                --------------   --------------   ------------   ------------   --------------
                                --------------   --------------   ------------   ------------   --------------

4. NET ASSETS

   Net Assets at February 28, 1997, consisted of the following:

                                       CASH RESERVE FUND     NEW YORK TAX EXEMPT FUND
                                       -----------------     ------------------------
Capital contributed, net                 $ 416,737,892             $124,203,952
Accumulated net realized loss from
 security transactions                          (2,662)                 (13,126)
                                       -----------------            -----------
Net assets                               $ 416,735,230             $124,190,826
                                       -----------------            -----------
                                       -----------------            -----------

5. CAPITAL LOSS CARRYOVER

   At February 28, 1997, the Cash Reserve Fund and the New York Tax Exempt Fund have capital loss carryovers of $2,733 and $13,126, respectively, to offset possible future capital gains of each Fund. These carryovers expire as follows:

            FUND                YEAR                  AMOUNT
----------------------------    ----                  ------
Cash Reserve                    2004                  $ 507
                                2005                  2,226

New York Tax Exempt             1997                  4,822
                                1998                  4,026
                                2000                  4,089
                                2002                    189

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS:

We have audited the accompanying statements of net assets of Warburg Pincus Cash Reserve Fund and Warburg Pincus New York Tax Exempt Fund as of February 28, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 1997, by correspondence with the custodian and a broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Warburg Pincus Cash Reserve Fund and Warburg Pincus New York Tax Exempt Fund as of February 28, 1997, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.
2400 Eleven Penn Center
Philadelphia, Pennsylvania
April 4, 1997

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